Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Disclosure of defined benefit plans [line items]
Total quarter pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ 2,128	$ 2,381	$ 2,072
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	62		48
Net interest (income) expense on net defined benefit (asset) liability			(5)
Past service cost (income)			(5)
Administrative expenses	1		1
Benefits expense	63		39
Canada and Quebec pension plan expense	24		21
Defined contribution expense	61		54
Total quarter pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	148		114
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	3		2
Net interest (income) expense on net defined benefit (asset) liability	8		10
Benefits expense	11		12
Total quarter pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ 11		$ 12